Benefit Plans (Fair Values Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 5,275	$ 5,218
Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	187	214
U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	46	44
Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	49	48
Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	31	32
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	753	764
Fair Value, Inputs, Level 1 [Member] | Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	124	152
Fair Value, Inputs, Level 1 [Member] | U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	42	38
Fair Value, Inputs, Level 1 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	16	8
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	4,509	4,441
Fair Value, Inputs, Level 2 [Member] | Registered Investment Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	63	62
Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	4	6
Fair Value, Inputs, Level 2 [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	49	48
Fair Value, Inputs, Level 2 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	2	11
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	13	13
Fair Value, Inputs, Level 3 [Member] | Other, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	13	13
U.S. Large Cap [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,482	1,431
U.S. Large Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,482	1,431
U.S. Small Cap [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	441	533
U.S. Small Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	441	533
International Developed Markets [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	152	177
International Developed Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	152	177
International Emerging Markets [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	100	123
International Emerging Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	100	123
Long Duration Fixed Income [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	585	479
Long Duration Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	585	479
Other [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value		125
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Common/Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value		125
U.S. Government And Agencies [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	510	440
U.S. Government And Agencies [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	510	440
U.S. Municipal Bonds [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	44	32
U.S. Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	44	32
Foreign Government And Agencies [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	204	308
Foreign Government And Agencies [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. And Foreign Government Securities Or Their Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	204	308
Above Investment Grade [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	618	488
Above Investment Grade [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	618	488
Below Investment Grade And No Rating [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	255	178
Below Investment Grade And No Rating [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	255	178
International Equities [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	550	542
International Equities [Member] | Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	550	542
U.S. Equities [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	21	24
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 21	$ 24